UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 18, 2017 to December 15, 2017

Commission File Number of issuing entity:  333-206677-06

Central Index Key Number of issuing entity:  0001676734

Wells Fargo Commercial Mortgage Trust 2016-C35
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

Rialto Mortgage Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541886

UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542105

Basis Real Estate Capital II, LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4006829
38-4006830
38-7145148
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
A-S			X
X-A			X
X-B			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 15, 2017 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-C35.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2016-C35 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from November 18, 2017 to December 15, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 14, 2017. The CIK number for the Depositor is 0000850779.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 1, 2017. The Central Index Key number for Rialto is 0001592182.

Barclays Bank PLC ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 9, 2017. The Central Index Key number for Barclays is 0000312070.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 14, 2017. The Central Index Key number for Wells Fargo is 0000740906.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 8, 2017. The Central Index Key number for UBS is 0001541886.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 20, 2017. The Central Index Key number for C-III is 0001541214.

National Cooperative Bank, N.A. ("NCBNA "), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 18, 2017. The Central Index Key number for NCBNA is 0001577313.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2017. The Central Index Key number for Basis is 0001542105.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On December 1, 2017, a complaint against CWCapital Asset Management LLC (“CWCAM”) and others was filed in the United States District Court for the Southern District of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments LLC, et al., No. 17-cv-9463.  The gravamen of the complaint alleges breaches of a contract and fiduciary duties by CWCAM’s affiliate, CWCapital Investments LLC in its capacity as collateral manager for the collateralized debt obligation transaction involving CWCapital Cobalt Vr Ltd.  In total, there are fourteen (14) counts pled in the complaint.  Of those 14, five (5) claims are asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion, and unjust enrichment.  CWCAM denies the claims and intends to vigorously defend itself against these claims.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2016-C35, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	11/17/2017	$8,589.50
Current Distribution Date	12/15/2017	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2016-C35, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	11/17/2017	$4,939.20
Current Distribution Date	12/15/2017	$4,769.83

Interest Reserve Account Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	11/17/2017	$0.00
Current Distribution Date	12/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-C35, relating to the December 15, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: December 28, 2017

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-C35, relating to the December 15, 2017 distribution.